UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05848

                           The Gabelli Value Fund Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                          THE GABELLI VALUE FUND INC.

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2008

TO OUR SHAREHOLDERS,

      During the second quarter of 2008, The Gabelli Value Fund Inc.'s (the "Fund") net asset value ("NAV") per share declined 1.7%, while the Standard & Poor's ("S&P") 500 Index was down 2.7% and the Dow Jones Industrial Average dropped 6.8%. For the six month period ended June 30, 2008, the Fund was down 14.5% versus decreases of 11.9% and 13.3% for the S&P 500 Index and the Dow Jones Industrial Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2008.

COMPARATIVE RESULTS

                                                     AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2008 (a)
                                                                                                                        Since
                                                Year to                                                               Inception
                                   Quarter       Date        1 Year      3 Year     5 Year     10 Year     15 Year    (9/29/89)
                                  ----------  -----------  -----------  ---------  ---------  ----------  ----------  ----------
GABELLI VALUE FUND CLASS A .....   (1.71)%     (14.54)%     (18.71)%      2.85%      7.47%       6.11%      11.34%       11.26%
                                   (7.36)(b)   (19.46)(b)   (23.38)(b)    0.84(b)    6.21(b)     5.49(b)    10.90(b)     10.91(b)
S&P 500 Index ..................   (2.72)      (11.90)      (13.11)       4.40       7.58        2.88        9.21         9.47
Dow Jones Industrial Average ...   (6.84)      (13.29)      (13.27)       5.81       7.23        4.54       10.48        10.59
Nasdaq Composite Index .........    0.61       (13.55)      (11.92)       3.69       7.16        1.93        8.19         8.78
Class B ........................   (1.94)      (14.88)      (19.29)       2.09       6.68        5.45       10.88        10.89
                                   (6.84)(c)   (19.13)(c)   (23.32)(c)    1.12(c)    6.37(c)     5.45       10.88        10.89
Class C ........................   (1.86)      (14.86)      (19.26)       2.12       6.69        5.48       10.90        10.91
                                   (2.84)(d)   (15.71)(d)   (20.06)(d)    2.12       6.69        5.48       10.90        10.91
Class I ........................   (1.64)      (14.42)      (18.59)       2.90       7.50        6.13       11.35        11.27

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS A, B, C, AND I SHARES ARE 1.39%, 2.14%, 2.14%, AND 1.14%, RESPECTIVELY. CLASS I SHARES HAVE NO SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

----------

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

      The Class A Share NAVs per share are used to calculate performance for the periods prior to the issuance of Class B Shares and Class C Shares on March 15, 2000 and the Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is an unmanaged indicator of stock market performance. The Dow Jones Industrial Average is an unmanaged index of 30 large industrial stocks and the Nasdaq Composite Index is unmanaged indicators of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)   The maximum sales charge on Class A Shares is 5.75%.

(c) Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund's NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d) Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund's NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI VALUE FUND INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)

For the Six Month Period from January 1, 2008 through June 30, 2008
                                                                   EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                 Beginning        Ending        Annualized     Expenses
                              Account Value    Account Value     Expense      Paid During
                                 01/01/08        06/30/08         Ratio         Period*
                             ---------------  ---------------  ------------  -------------
THE GABELLI VALUE FUND INC.
ACTUAL FUND RETURN
Class A                         $ 1,000.00       $   854.60         1.42%        $  6.55
Class B                         $ 1,000.00       $   851.20         2.17%        $  9.99
Class C                         $ 1,000.00       $   851.40         2.17%        $  9.99
Class I**                       $ 1,000.00       $   855.80         1.17%        $  5.10

HYPOTHETICAL 5% RETURN
Class A                         $ 1,000.00       $ 1,017.80         1.42%        $  7.12
Class B                         $ 1,000.00       $ 1,014.07         2.17%        $ 10.87
Class C                         $ 1,000.00       $ 1,014.07         2.17%        $ 10.87
Class I                         $ 1,000.00       $ 1,019.05         1.17%        $  5.87

----------

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

** Class I Shares were first issued on January 11, 2008. Account values and expense ratios for the Actual Fund Return are calculated from January 11, 2008 through June 30, 2008.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2008:

THE GABELLI VALUE FUND INC.

Entertainment ..............................    15.1%
Cable and Satellite ........................    11.4%
Metals and Mining ..........................     7.5%
Food and Beverage ..........................     7.0%
Telecommunications .........................     6.5%
Diversified Industrial .....................     5.8%
Financial Services .........................     4.8%
Equipment and Supplies .....................     4.8%
Consumer Products ..........................     4.7%
Publishing .................................     4.5%
Environmental Services .....................     3.6%
Broadcasting ...............................     3.5%
Energy and Utilities .......................     3.1%
Electronics ................................     2.8%
Communications Equipment ...................     1.7%
Automotive: Parts and Accessories ..........     1.6%
Hotels and Gaming ..........................     1.4%
Machinery ..................................     1.3%
Consumer Services ..........................     1.3%
Specialty Chemicals ........................     1.2%
Business Services ..........................     1.2%
Aerospace ..................................     1.1%
Retail .....................................     0.9%
Aviation: Parts and Services ...............     0.8%
Health Care ................................     0.7%
Real Estate ................................     0.6%
Computer Software and Services .............     0.5%
Agriculture ................................     0.4%
Wireless Communications ....................     0.3%
Automotive .................................     0.1%
Manufactured Housing .......................     0.0%
Transportation .............................     0.0%
Other Assets and Liabilities (Net) .........    (0.2)%
                                              ------
                                               100.0%
                                              ======

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2008. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)


                                                                                          MARKET
   SHARES                                                                 COST            VALUE
-------------                                                         -------------   -------------
               COMMON STOCKS -- 100.1%
               AEROSPACE -- 1.1%

        1,000  Lockheed Martin Corp. ..............................   $      25,800   $      98,660
    1,000,000  Rolls-Royce Group plc+ .............................       7,007,796       6,802,110
   89,600,000  Rolls-Royce Group plc, Cl. B .......................         177,966         178,468
                                                                      -------------   -------------
                                                                          7,211,562       7,079,238
                                                                      -------------   -------------
               AGRICULTURE -- 0.4%
       65,000  Archer-Daniels-Midland Co. .........................       1,643,645       2,193,750
          500  The Mosaic Co.+ ....................................           8,345          72,350
                                                                      -------------   -------------
                                                                          1,651,990       2,266,100
                                                                      -------------   -------------
               AUTOMOTIVE -- 0.1%
       10,000  Navistar International Corp.+ ......................         309,727         658,200
                                                                      -------------   -------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.6%
        2,000  BERU AG ............................................         218,785         235,539
       38,000  China Yuchai International Ltd. ....................         300,576         378,100
      250,000  Genuine Parts Co. ..................................       6,781,559       9,920,000
       16,000  Proliance International Inc.+ ......................          70,925          15,200
                                                                      -------------   -------------
                                                                          7,371,845      10,548,839
                                                                      -------------   -------------
               AVIATION: PARTS AND SERVICES -- 0.8%
       43,000  Curtiss-Wright Corp. ...............................         764,822       1,923,820
      340,000  GenCorp Inc.+ ......................................       3,135,471       2,434,400
      280,000  The Fairchild Corp., Cl. A+ ........................       1,037,006         590,800
                                                                      -------------   -------------
                                                                          4,937,299       4,949,020
                                                                      -------------   -------------
               BROADCASTING -- 3.5%
    1,024,000  CBS Corp., Cl. A ...................................      19,458,256      19,947,520
      135,000  Gray Television Inc. ...............................       1,453,712         387,450
      182,000  Liberty Media Corp. - Capital, Cl. A+ ..............       1,832,079       2,620,800
                                                                      -------------   -------------
                                                                         22,744,047      22,955,770
                                                                      -------------   -------------
               BUSINESS SERVICES -- 1.2%
       13,000  Akamai Technologies Inc.+ ..........................         431,568         452,270
       40,000  ChoicePoint Inc.+ ..................................       1,721,076       1,928,000
      127,000  Intermec Inc.+ .....................................       2,829,868       2,677,160
       35,700  Nashua Corp.+ ......................................         295,578         357,000
       32,500  The Brink's Co. ....................................       1,885,951       2,126,150
                                                                      -------------   -------------
                                                                          7,164,041       7,540,580
                                                                      -------------   -------------
               CABLE AND SATELLITE -- 11.4%
      130,000  Adelphia Communications Corp., Cl. A+ (a) ..........          91,925               0
      130,000  Adelphia Communications Corp., Cl. A, Escrow+ (a) ..               0               0
      130,000  Adelphia Recovery Trust+ (a) .......................               0               0
    1,730,000  Cablevision Systems Corp., Cl. A+ ..................       7,066,676      39,098,000
       42,000  Comcast Corp., Cl. A, Special ......................         925,070         787,920
      150,000  DISH Network Corp., Cl. A+ .........................       3,985,701       4,392,000
       30,000  EchoStar Corp., Cl. A+ .............................         874,910         936,600
      240,000  Liberty Global Inc., Cl. A+ ........................       4,255,372       7,543,200
      365,000  Rogers Communications Inc., Cl. B ..................       1,160,709      14,110,900
      280,000  The DIRECTV Group Inc.+ ............................       5,030,889       7,254,800
                                                                      -------------   -------------
                                                                         23,391,252      74,123,420
                                                                      -------------   -------------
               COMMUNICATIONS EQUIPMENT -- 1.7%
       70,000  Alcatel-Lucent, ADR+ ...............................         764,285         422,800
      407,000  Corning Inc.........................................       3,748,367       9,381,350
       30,000  Motorola Inc. ......................................         210,940         220,200
      130,000  Nortel Networks Corp.+ .............................       2,827,572       1,068,600
                                                                      -------------   -------------
                                                                          7,551,164      11,092,950
                                                                      -------------   -------------
               COMPUTER SOFTWARE AND SERVICES -- 0.5%
        8,000  Alibaba.com Ltd.+ ..................................          14,075          11,286
       60,000  Metavante Technologies Inc.+ .......................       1,413,592       1,357,200
       90,000  Yahoo! Inc.+ .......................................       2,590,551       1,859,400
                                                                      -------------   -------------
                                                                          4,018,218       3,227,886
                                                                      -------------   -------------
               CONSUMER PRODUCTS -- 4.7%
       74,000  Energizer Holdings Inc.+ ...........................       1,736,294       5,408,660
          500  Givaudan SA ........................................         135,440         446,870
      125,000  Hartmarx Corp.+ ....................................         564,094         271,250
        3,000  National Presto Industries Inc. ....................          89,483         192,540
      136,000  Pactiv Corp.+ ......................................       1,298,598       2,887,280
    1,050,000  Swedish Match AB ...................................      14,137,612      21,531,935
        3,000  Wolverine World Wide Inc. ..........................          29,203          80,010
                                                                      -------------   -------------
                                                                         17,990,724      30,818,545
                                                                      -------------   -------------
               CONSUMER SERVICES -- 1.3%
       65,000  IAC/InterActiveCorp+ ...............................       1,782,568       1,253,200
      300,000  Liberty Media Corp. - Interactive, Cl. A+ ..........       5,516,811       4,428,000
      180,000  Rollins Inc. .......................................         858,555       2,667,600
                                                                      -------------   -------------
                                                                          8,157,934       8,348,800
                                                                      -------------   -------------
               DIVERSIFIED INDUSTRIAL -- 5.8%
       43,000  Ampco-Pittsburgh Corp. .............................         215,015       1,912,640
       24,000  Cooper Industries Ltd., Cl. A ......................         803,600         948,000
      182,000  Crane Co. ..........................................       4,792,658       7,012,460
       60,000  Griffon Corp.+ .....................................       1,010,241         525,600
      315,000  Honeywell International Inc. .......................       9,287,382      15,838,200
      121,000  ITT Corp. ..........................................       4,997,798       7,662,930
      208,000  Katy Industries Inc.+ ..............................       1,546,689         405,600
        1,000  Pentair Inc. .......................................          31,908          35,020
       92,000  Tyco International Ltd. ............................       4,220,889       3,683,680
                                                                      -------------   -------------
                                                                         26,906,180      38,024,130
                                                                      -------------   -------------

                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)


                                                                                          MARKET
   SHARES                                                                 COST            VALUE
-------------                                                         -------------   -------------
               COMMON STOCKS (CONTINUED)
               ELECTRONICS -- 2.8%
      200,000  LSI Corp.+ .........................................   $   1,178,577   $   1,228,000
      217,000  Texas Instruments Inc. .............................       5,465,827       6,110,720
        4,000  Thermo Fisher Scientific Inc.+ .....................          92,199         222,920
      215,000  Thomas & Betts Corp.+ ..............................       4,057,129       8,137,750
       70,000  Tyco Electronics Ltd. ..............................       2,487,143       2,507,400
                                                                      -------------   -------------
                                                                         13,280,875      18,206,790
                                                                      -------------   -------------
               ENERGY AND UTILITIES -- 3.0%
        5,000  Allegheny Energy Inc. ..............................          61,743         250,550
       12,000  Chevron Corp. ......................................         723,710       1,189,560
      150,500  ConocoPhillips .....................................       4,107,004      14,205,695
        5,420  Mirant Corp.+ ......................................          25,619         212,193
      200,000  Mirant Corp., Escrow+ (a) ..........................               0               0
      100,000  Northeast Utilities ................................       1,922,987       2,553,000
       10,000  Puget Energy Inc. ..................................         275,000         239,900
       40,000  Southwest Gas Corp. ................................         959,676       1,189,200
                                                                      -------------   -------------
                                                                          8,075,739      19,840,098
                                                                      -------------   -------------
               ENTERTAINMENT -- 15.1%
        8,570  Chestnut Hill Ventures+ (a) ........................         233,241         241,245
      397,000  Discovery Holding Co., Cl. A+ ......................       5,188,432       8,718,120
       60,000  Dover Motorsports Inc. .............................         309,314         305,400
      302,000  Grupo Televisa SA, ADR .............................       2,775,988       7,133,240
      740,000  Liberty Media Corp. - Entertainment, Cl. A+ ........       9,658,132      17,930,200
      106,000  Macrovision Solutions Corp.+ .......................       1,914,578       1,585,760
    1,222,000  Time Warner Inc. ...................................      17,241,181      18,085,600
       40,000  Triple Crown Media Inc.+ ...........................         178,465          18,800
    1,010,000  Viacom Inc., Cl. A+ ................................      30,067,324      30,916,100
      363,000  Vivendi ............................................       4,858,454      13,773,814
                                                                      -------------   -------------
                                                                         72,425,109      98,708,279
                                                                      -------------   -------------
               ENVIRONMENTAL SERVICES -- 3.6%
      357,000  Republic Services Inc. .............................       4,393,210      10,602,900
      347,000  Waste Management Inc. ..............................       8,308,100      13,085,370
                                                                      -------------   -------------
                                                                         12,701,310      23,688,270
                                                                      -------------   -------------
               EQUIPMENT AND SUPPLIES -- 4.8%
      200,000  CIRCOR International Inc. ..........................       2,246,238       9,798,000
      102,000  Flowserve Corp. ....................................       1,342,290      13,943,400
      100,000  Gerber Scientific Inc.+ ............................         728,983       1,138,000
      100,000  GrafTech International Ltd.+ .......................       1,250,825       2,683,000
      150,000  Watts Water Technologies Inc., Cl. A ...............       2,155,289       3,735,000
                                                                      -------------   -------------
                                                                          7,723,625      31,297,400
                                                                      -------------   -------------
               FINANCIAL SERVICES -- 4.8%
      502,000  American Express Co. ...............................      16,264,798      18,910,340
       40,000  Ameriprise Financial Inc. ..........................       1,047,544       1,626,800
      100,000  Citigroup Inc. .....................................       4,720,684       1,676,000
       27,000  Deutsche Bank AG ...................................       1,569,800       2,304,450
       30,000  H&R Block Inc. .....................................         601,319         642,000
       18,000  Interactive Brokers Group Inc., Cl. A+ .............         468,122         578,340
        5,438  JPMorgan Chase & Co. ...............................         229,783         186,578
       29,000  Legg Mason Inc. ....................................       2,353,866       1,263,530
       12,000  SAFECO Corp. .......................................         803,346         805,920
       70,000  SLM Corp.+ .........................................       1,791,426       1,354,500
      110,000  The Phoenix Companies Inc. .........................       1,214,394         837,100
       53,000  Wells Fargo & Co. ..................................       1,555,879       1,258,750
                                                                      -------------   -------------
                                                                         32,620,961      31,444,308
                                                                      -------------   -------------
               FOOD AND BEVERAGE -- 7.0%
       11,000  Cadbury plc, ADR ...................................         585,540         553,520
       27,000  Constellation Brands Inc., Cl. A+ ..................         590,876         536,220
       10,000  Corn Products International Inc. ...................         123,275         491,100
       40,000  Davide Campari-Milano SpA ..........................         406,275         334,415
       40,000  Del Monte Foods Co. ................................         303,364         284,000
      201,000  Diageo plc, ADR ....................................       7,742,232      14,847,870
       50,000  Dr. Pepper Snapple Group Inc.+ .....................       1,305,080       1,049,000
       26,000  Flowers Foods Inc. .................................         140,959         736,840
      200,000  Fomento Economico Mexicano SAB de CV, ADR ..........       2,449,908       9,102,000
       70,000  General Mills Inc. .................................       3,596,140       4,253,900
       60,000  H.J. Heinz Co. .....................................       1,928,599       2,871,000
       70,000  Kerry Group plc, Cl. A .............................         797,221       2,080,772
        2,000  Meiji Seika Kaisha Ltd. ............................          10,116           8,532
      105,000  PepsiAmericas Inc. .................................       1,513,475       2,076,900
       16,000  Pernod-Ricard SA ...................................       1,778,901       1,643,732
       14,000  Remy Cointreau SA ..................................         897,443         765,532
       45,000  The Hershey Co. ....................................       1,878,155       1,475,100
       25,000  Wm. Wrigley Jr. Co. ................................       1,653,598       1,944,500
        3,750  Wm. Wrigley Jr. Co., Cl. B .........................         193,262         291,750
                                                                      -------------   -------------
                                                                         27,894,419      45,346,683
                                                                      -------------   -------------
               HEALTH CARE -- 0.7%
       98,000  Advanced Medical Optics Inc.+ ......................       2,937,920       1,836,520
        4,000  Chemed Corp. .......................................         125,792         146,440
       12,000  Covidien Ltd. ......................................         499,814         574,680
      100,000  Pfizer Inc. ........................................       2,487,765       1,747,000
                                                                      -------------   -------------
                                                                          6,051,291       4,304,640
                                                                      -------------   -------------
               HOTELS AND GAMING -- 1.4%
     52,900    Dover Downs Gaming & Entertainment Inc. ............         328,276         339,618
    180,000    Gaylord Entertainment Co.+ .........................       5,032,335       4,312,800

                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)


                                                                                          MARKET
   SHARES                                                                 COST            VALUE
-------------                                                         -------------   -------------
               COMMON STOCKS (CONTINUED)
               HOTELS AND GAMING (CONTINUED)
      352,941  Ladbrokes plc ......................................   $   3,502,005   $   1,804,951
       12,000  Las Vegas Sands Corp.+ .............................         665,036         569,280
       60,000  MGM Mirage+ ........................................       2,009,429       2,033,400
                                                                      -------------   -------------
                                                                         11,537,081       9,060,049
                                                                      -------------   -------------
               MACHINERY -- 1.3%
       85,000  CNH Global NV ......................................       1,596,781       2,887,450
       69,000  Deere & Co. ........................................       1,439,849       4,976,970
       27,000  Zebra Technologies Corp., Cl. A+ ...................         930,868         881,280
                                                                      -------------   -------------
                                                                          3,967,498       8,745,700
                                                                      -------------   -------------
               MANUFACTURED HOUSING -- 0.0%
       50,000  Champion Enterprises Inc.+ .........................         469,208         292,500
                                                                      -------------   -------------
               METALS AND MINING -- 7.5%
      478,000  Barrick Gold Corp. .................................       7,651,550      21,749,000
      123,133  Kinross Gold Corp. .................................       1,119,196       2,907,170
      469,000  Newmont Mining Corp. ...............................       9,057,369      24,463,040
                                                                      -------------   -------------
                                                                         17,828,115      49,119,210
                                                                      -------------   -------------
               PUBLISHING -- 4.5%
       12,000  AH Belo Corp., Cl. A ...............................         207,792          68,400
      135,000  Belo Corp., Cl. A ..................................       1,866,009         986,850
      848,000  Media General Inc., Cl. A ..........................      16,671,680      10,133,600
       65,000  Meredith Corp. .....................................       1,305,657       1,838,850
      608,000  News Corp., Cl. A ..................................       9,245,826       9,144,320
       16,000  PRIMEDIA Inc. ......................................         274,913          74,560
      165,000  The E.W. Scripps Co., Cl. A ........................       5,714,215       6,854,100
                                                                      -------------   -------------
                                                                         35,286,092      29,100,680
                                                                      -------------   -------------
               REAL ESTATE -- 0.6%
      134,300  Griffin Land & Nurseries Inc. ......................       1,598,131       4,123,010
                                                                      -------------   -------------
               RETAIL -- 0.9%
       50,000  Ingles Markets Inc., Cl. A. ........................         572,181       1,166,500
      127,000  Safeway Inc. .......................................       2,586,888       3,625,850
       30,000  SUPERVALU Inc. .....................................         850,468         926,700
        4,000  Wal-Mart Stores Inc. ...............................         178,418         224,800
                                                                      -------------   -------------
                                                                          4,187,955       5,943,850
                                                                      -------------   -------------
               SPECIALTY CHEMICALS -- 1.2%
      215,000  Ferro Corp. ........................................       4,526,490       4,033,400
      120,000  Hercules Inc. ......................................       1,023,836       2,031,600
       16,000  International Flavors & Fragrances Inc. ............         726,220         624,960
        3,500  Monsanto Co. .......................................         149,303         442,540
       10,000  Rohm & Haas Co. ....................................         487,259         464,400
       10,000  Sensient Technologies Corp. ........................         197,746         281,600
        8,065  Tronox Inc., Cl. B  ................................          78,763          24,356
                                                                      -------------   -------------
                                                                          7,189,617       7,902,856
                                                                      -------------   -------------
               TELECOMMUNICATIONS -- 6.5%
      645,000  Cincinnati Bell Inc.+ ..............................       2,473,255       2,567,100
       22,000  Embarq Corp. .......................................         579,180       1,039,940
      150,000  Qwest Communications International Inc. ............         367,000         589,500
    1,345,000  Sprint Nextel Corp. ................................      17,491,991      12,777,500
      404,000  Telephone & Data Systems Inc. ......................       8,792,582      19,097,080
      143,000  Telephone & Data Systems Inc., Special .............       3,191,333       6,306,300
                                                                      -------------   -------------
                                                                         32,895,341      42,377,420
                                                                      -------------   -------------
               TRANSPORTATION -- 0.0%
       94,000  Grupo TMM SA, Cl. A, ADR+ ..........................         726,005         175,780
                                                                      -------------   -------------
               WIRELESS COMMUNICATIONS -- 0.3%
       40,000  United States Cellular Corp.+ ......................       1,880,524       2,262,000
                                                                      -------------   -------------
               TOTAL COMMON STOCKS                                      437,744,879     653,573,001
                                                                      -------------   -------------
               WARRANTS -- 0.1%

               ENERGY AND UTILITIES -- 0.1%
       17,405  Mirant Corp., Ser. A, expire 01/03/11+ .............          35,380         312,072
                                                                      -------------   -------------
               TOTAL
                 INVESTMENTS -- 100.2% ............................   $ 437,780,259     653,885,073
                                                                      =============
               OTHER ASSETS AND LIABILITIES (NET) -- (0.2)%                              (1,308,040)
                                                                                      -------------
               NET ASSETS -- 100.0% ...............................                   $ 652,577,033
                                                                                      =============

----------

(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2008, the market value of fair valued securities amounted to $241,245 or 0.04% of net assets.

+     Non-income producing security.

ADR American Depositary Receipt

                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)

ASSETS:
   Investments, at value (cost $437,780,259) ..............................................   $   653,885,073
   Cash ...................................................................................            78,866
   Receivable for investments sold ........................................................         1,236,721
   Receivable for Fund shares sold ........................................................           169,389
   Dividends and interest receivable ......................................................           588,010
   Prepaid expense ........................................................................            40,428
                                                                                              ---------------
   TOTAL ASSETS ...........................................................................       655,998,487
                                                                                              ---------------
LIABILITIES:
   Payable for Fund shares redeemed .......................................................         2,275,803
   Payable for investment advisory fees ...................................................           568,960
   Payable for distribution fees ..........................................................           154,455
   Payable for accounting fees ............................................................             3,750
   Payable for shareholder services fees ..................................................           236,906
   Other accrued expenses .................................................................           181,580
                                                                                              ---------------
   TOTAL LIABILITIES ......................................................................         3,421,454
                                                                                              ---------------
   NET ASSETS applicable to 45,621,353 shares outstanding .................................   $   652,577,033
                                                                                              ===============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value ........................................   $   426,239,915
   Accumulated net investment income ......................................................           899,260
   Accumulated net realized gain on investments and foreign currency transactions .........         9,333,035
   Net unrealized appreciation on investments .............................................       216,104,814
   Net unrealized appreciation on foreign currency translations............................                 9
                                                                                              ---------------
   NET ASSETS .............................................................................   $   652,577,033
                                                                                              ===============
SHARES OF CAPITAL STOCK:
   CLASS A:
   Net Asset Value and redemption price per share ($631,694,872 / 44,048,854 shares
    outstanding; 100,000,000 shares authorized) ...........................................   $         14.34
                                                                                              ===============
   Maximum offering price per share (NAV / .9425, based on maximum sales charge of
    5.75% of the offering price) ..........................................................   $         15.21
                                                                                              ===============
   CLASS B:
   Net Asset Value and offering price per share ($7,759,363 / 589,571 shares
    outstanding; 100,000,000 shares authorized) ...........................................   $         13.16(a)

   CLASS C:
   Net Asset Value and offering price per share ($11,045,965 / 838,290 shares
    outstanding; 50,000,000 shares authorized) ............................................   $         13.18(a)
                                                                                              ===============
   CLASS I:
   Net Asset Value and redemption price per share ($2,076,833 / 144,638 shares
    outstanding; 50,000,000 shares authorized) ............................................   $         14.36
                                                                                              ===============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $ 279,730) ..........................................   $     6,053,375
   Interest ...............................................................................            39,866
                                                                                              ---------------
   TOTAL INVESTMENT INCOME ................................................................         6,093,241
                                                                                              ---------------
EXPENSES:
   Investment advisory fees ...............................................................         3,612,432
   Distribution fees - Class A ............................................................           873,714
   Distribution fees - Class B ............................................................            45,303
   Distribution fees - Class C ............................................................            64,137
   Shareholder services fees ..............................................................           275,478
   Shareholder communications expenses ....................................................           105,522
   Custodian fees .........................................................................            59,639
   Legal and audit fees ...................................................................            45,963
   Directors' fees ........................................................................            34,443
   Accounting fees ........................................................................            22,500
   Registration expenses ..................................................................            15,860
   Interest expense .......................................................................             3,232
   Miscellaneous expenses .................................................................            35,899
                                                                                              ---------------
   TOTAL EXPENSES .........................................................................         5,194,122
   Less: Custodian fee credits ............................................................              (141)
                                                                                              ---------------
   NET EXPENSES ...........................................................................         5,193,981
                                                                                              ---------------
   NET INVESTMENT INCOME ..................................................................           899,260
                                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain on investments .......................................................        16,140,025
   Net realized loss on foreign currency transactions .....................................           (14,096)
                                                                                              ---------------
   Net realized gain on investments and foreign currency transactions .....................        16,125,929
                                                                                              ---------------
   Net change in unrealized appreciation/depreciation on investments ......................      (133,729,964)
   Net change in unrealized appreciation/depreciation on foreign currency translations ....              (375)
                                                                                              ---------------
   Net change in unrealized appreciation/depreciation on investments and
    foreign currency translations .........................................................      (133,730,339)
                                                                                              ---------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY ............      (117,604,410)
                                                                                              ---------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................   $  (116,705,150)
                                                                                              ===============

----------

(a)   Redemption price varies based on the length of time held.

                See accompanying notes to financial statements.

                          THE GABELLI VALUE FUND INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS ENDED
                                                                             JUNE 30, 2008       YEAR ENDED
                                                                              (UNAUDITED)     DECEMBER 31, 2007
                                                                           ----------------   -----------------
OPERATIONS:
  Net investment income (loss) .........................................   $        899,260   $      (1,961,922)
  Net realized gain on investments and foreign
   currency transactions ...............................................         16,125,929          75,551,053
  Net change in unrealized appreciation/depreciation on investments
    and foreign currency translations ..................................       (133,730,339)        (31,123,073)
                                                                           ----------------   -----------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......       (116,705,150)         42,466,058
                                                                           ----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gains on investments and foreign currency transactions
   Class A .............................................................                 --         (72,089,295)
   Class B .............................................................                 --          (1,048,345)
   Class C .............................................................                 --          (1,434,056)
                                                                           ----------------   -----------------
                                                                                         --         (74,571,696)
                                                                           ----------------   -----------------
Return of capital
   Class A .............................................................                 --             (50,036)
   Class B .............................................................                 --                (728)
   Class C .............................................................                 --                (995)
                                                                           ----------------   -----------------
                                                                                         --             (51,759)
                                                                           ----------------   -----------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................                 --         (74,623,455)
                                                                           ----------------   -----------------
CAPITAL SHARE TRANSACTIONS:
   Class A .............................................................        (55,984,813)        (29,345,720)
   Class B .............................................................         (1,499,777)         (1,778,459)
   Class C .............................................................         (1,553,338)            779,864
   Class I .............................................................          2,280,399                  --
                                                                           ----------------   -----------------
 NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ............        (56,757,529)        (30,344,315)
                                                                           ----------------   -----------------
 REDEMPTION FEES .......................................................                312               2,293
                                                                           ----------------   -----------------
 NET DECREASE IN NET ASSETS ............................................       (173,462,367)        (62,499,419)
NET ASSETS:
 Beginning of period ...................................................        826,039,400         888,538,819
                                                                           ----------------   -----------------
 End of period (including undistributed net investment income of
  $899,260 and $0, respectively) .......................................   $    652,577,033   $     826,039,400
                                                                           ================   =================

                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:

                              INCOME FROM INVESTMENT OPERATIONS                            DISTRIBUTIONS
                          -------------------------------------------  -----------------------------------------------------
                                              Net
              Net Asset        Net       Realized and        Total                       Net
  Period        Value,     Investment     Unrealized         from          Net         Realized     Return
  Ended       Beginning      Income/     Gain/(Loss) on   Investment    Investment     Gain on        of           Total
December 31   of Period     (Loss)(a)     Investments     Operations      Income     Investments    Capital    Distributions
-----------  -----------  ------------  ---------------  ------------  ------------  -----------  -----------  -------------
CLASS A
  2008 (b)    $  16.78     $   0.02      $     (2.46)     $   (2.44)          --           --          --            --
  2007           17.61        (0.04)            0.86           0.82           --      $ (1.65)    $  0.00(c)   $  (1.65)
  2006           18.11         0.03             3.92           3.95    $   (0.03)       (4.42)         --         (4.45)
  2005           19.49         0.02            (0.05)         (0.03)       (0.01)       (1.34)         --         (1.35)
  2004           17.97        (0.02)            2.31           2.29           --        (0.77)         --         (0.77)
  2003           13.81        (0.05)            4.45           4.40           --        (0.24)         --         (0.24)

CLASS B
  2008 (b)    $  15.46     $  (0.03)     $     (2.27)     $   (2.30)          --           --          --            --
  2007           16.46        (0.17)            0.82           0.65           --      $ (1.65)    $  0.00(c)   $  (1.65)
  2006           17.28        (0.10)            3.70           3.60           --        (4.42)         --         (4.42)
  2005           18.79        (0.12)           (0.05)         (0.17)          --        (1.34)         --         (1.34)
  2004           17.47        (0.15)            2.24           2.09           --        (0.77)         --         (0.77)
  2003           13.53        (0.17)            4.35           4.18           --        (0.24)         --         (0.24)

CLASS C
  2008 (b)     $ 15.48     $  (0.03)     $     (2.27)     $   (2.30)          --           --          --            --
  2007           16.47        (0.17)            0.83           0.66           --      $ (1.65)    $  0.00(c)   $  (1.65)
  2006           17.29        (0.11)            3.71           3.60           --        (4.42)         --         (4.42)
  2005           18.80        (0.12)           (0.05)         (0.17)          --        (1.34)         --         (1.34)
  2004           17.49        (0.15)            2.23           2.08           --        (0.77)         --         (0.77)
  2003           13.54        (0.17)            4.36           4.19           --        (0.24)         --         (0.24)

CLASS I
  2008 (g)     $ 15.87     $   0.05      $     (1.56)     $   (1.51)          --           --          --            --

                                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                         -------------------------------------------------------------------
                            Net Asset              Net Assets         Net
  Period                     Value,                  End of       Investment                         Portfolio
  Ended       Redemption     End of      Total       Period         Income/          Operating        Turnover
December 31    Fees(a)       Period     Return+    (in 000's)       (Loss)            Expenses         Rate++
-----------  ------------  ----------  ---------  -------------  --------------  -----------------  ----------
CLASS A
  2008 (b)    $  0.00(c)    $ 14.34      (14.5)%   $   631,695        0.27%(d)         1.42%(d)(e)         2%
  2007           0.00(c)      16.78        4.6         800,586       (0.20)            1.39                9
  2006           0.00(c)      17.61       21.7         860,789        0.14             1.41(e)            17
  2005           0.00(c)      18.11       (0.2)      1,063,137        0.08             1.40                3
  2004           0.00(c)      19.49       12.8       1,261,293       (0.11)            1.39               12
  2003             --         17.97       31.9       1,255,668       (0.35)            1.44(f)             8

CLASS B
  2008 (b)    $  0.00(c)    $ 13.16      (14.9)%   $     7,759       (0.49)%(d)        2.17%(d)(e)         2%
  2007           0.00(c)      15.46        3.9          10,774       (0.95)            2.14                9
  2006           0.00(c)      16.46       20.8          13,046       (0.53)            2.16(e)            17
  2005           0.00(c)      17.28       (0.9)         17,804       (0.67)            2.15                3
  2004           0.00(c)      18.79       12.0          20,366       (0.86)            2.14               12
  2003             --         17.47       30.9          18,059       (1.10)            2.19(f)             8

CLASS C
  2008 (b)    $  0.00(c)    $ 13.18      (14.9)%   $    11,046       (0.47)%(d)        2.17%(d)(e)         2%
  2007           0.00(c)      15.48        4.0          14,679       (0.94)            2.14                9
  2006           0.00(c)      16.47       20.7          14,704       (0.58)            2.16(e)            17
  2005           0.00(c)      17.29       (0.9)         14,003       (0.67)            2.15                3
  2004           0.00(c)      18.80       11.9          16,400       (0.85)            2.14               12
  2003             --         17.49       30.9          14,973       (1.10)            2.19(f)             8

CLASS I
  2008 (g)    $  0.00(c)    $ 14.36      (14.4)%   $     2,077        0.72%(d)         1.17%(d)(e)         2%

----------

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended December 31, 2007, 2006, 2005, 2004, and 2003 would have been as shown.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b)   For the six months ended June 30, 2008, unaudited.

(c)   Amount represents less than $0.005 per share.

(d)   Annualized.

(e) The Fund incurred interest expense during the six months ended June 30, 2008, and the fiscal year ended December 31, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.41% and 1.40% (Class A), 2.16% and 2.15% (Class B and Class C), and 1.17% for Class I, respectively. For the fiscal year ended December 31, 2007, the effect of interest expense was minimal.

(f) The Fund incurred dividend expense on securities sold short for the year ended December 31, 2003. If dividend expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.43% (Class A), 2.18% (Class B), and 2.18% (Class C), respectively.

(g) From the commencement of offering Class I Shares on January 11, 2008 through June 30, 2008, unaudited.

                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Value Fund Inc. (the "Fund") was organized on July 20, 1989 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation. The Fund commenced investment operations on September 29, 1989.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      -     Level 1 - quoted prices in active markets for identical securities;

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of June 30, 2008 is as follows:

                                                  INVESTMENTS IN
                                                    SECURITIES
                                                  (MARKET VALUE)
                                                 ---------------
VALUATION INPUTS
Level 1 - Quoted Prices                          $   653,643,828
Level 2 - Other Significant Observable Inputs                 --
Level 3 - Significant Unobservable Inputs                241,245
                                                 ---------------
TOTAL                                            $   653,885,073
                                                 ===============

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                  INVESTMENTS IN
                                                   SECURITIES
                                                  (MARKET VALUE)
                                                 ---------------
BALANCE AS OF 12/31/07                           $       241,246
Accrued discounts/premiums                                    --
Realized gain (loss)                                          --
Change in unrealized appreciation/depreciation                (1)
Net purchases (sales)                                         --
Transfers in and/or out of Level 3                            --
                                                 ---------------
BALANCE AS OF 6/30/08                            $       241,245
                                                 ===============

In March 2008, The Financial Accounting Standards Board (The "FASB") issued Statement of Financial Accounting Standard No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2008, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2008, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of June 30, 2008.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

The tax character of distributions paid during the fiscal year ended December 31, 2007 was as follows:

DISTRIBUTIONS PAID FROM:
Net long-term capital gains .....  $  74,571,696
Return of capital ...............         51,759
                                   -------------
Total distributions paid ........  $  74,623,455
                                   =============

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2008:

                                                 GROSS          GROSS
                                              UNREALIZED     UNREALIZED     NET UNREALIZED
                                 COST        APPRECIATION   DEPRECIATION     APPRECIATION
                             -------------  --------------  -------------   --------------
Investments ...............  $ 443,973,290  $ 251,224,699   $ (41,312,916)  $ 209,911,783

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

For the six months ended June 30, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $10,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the chairman of each committee receives $2,500 per year, and the Lead Director receives an annual fee of $1,000. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class A, Class B, and Class

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sale of securities for the six months ended June 30, 2008, other than short-term securities and U.S. Government obligations, aggregated $13,595,631 and $48,275,779, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2008, the Fund paid brokerage commissions on security trades of $61,484 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $27,008 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2008, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV.

7. CAPITAL STOCK. The Fund offers four classes of shares - Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class I Shares are offered to investors without a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Prior to May 1, 2007, the maximum front-end load on Class A Shares was 5.50%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2008 and the fiscal year ended December 31, 2007 amounted to $312 and $2,293, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

Transactions in shares of capital stock were as follows:

                                                                 SIX MONTHS ENDED
                                                                   JUNE 30, 2008                     YEAR ENDED
                                                                     (UNAUDITED)                   DECEMBER 31, 2007
                                                           -----------------------------   ------------------------------
                                                              SHARES         AMOUNT           SHARES          AMOUNT
                                                           ------------   --------------   -------------   --------------
                                                                      CLASS A                         CLASS A
                                                           -----------------------------   ------------------------------
Shares sold.........................................            408,438   $    6,262,667       1,478,576   $   27,445,819
Shares issued upon reinvestment of distributions....                 --               --       4,003,660       67,344,910
Shares redeemed.....................................         (4,062,019)     (62,247,480)     (6,674,075)    (124,136,449)
                                                           ------------   --------------   -------------   --------------
   Net decrease.....................................         (3,653,581)  $  (55,984,813)     (1,191,839)  $  (29,345,720)
                                                           ============   ==============   =============   ==============
                                                                      CLASS B                         CLASS B
                                                           -----------------------------   ------------------------------
Shares sold.........................................                 --               --           4,521   $       74,391
Shares issued upon reinvestment of distributions....                 --               --          61,782          957,619
Shares redeemed.....................................           (107,353)  $   (1,499,777)       (161,790)      (2,810,469)
                                                           ------------   --------------   -------------   --------------
   Net decrease.....................................           (107,353)  $   (1,499,777)        (95,487)  $   (1,778,459)
                                                           ============   ==============   =============   ==============
                                                                      CLASS C                         CLASS C
                                                           -----------------------------   ------------------------------
Shares sold.........................................             76,204   $    1,062,237         191,138   $    3,300,404
Shares issued upon reinvestment of distributions....                 --               --          62,213          964,928
Shares redeemed.....................................           (186,370)      (2,615,575)       (197,724)      (3,485,468)
                                                           ------------   --------------   -------------   --------------
   Net increase (decrease)..........................           (110,166)  $   (1,553,338)         55,627   $      779,864
                                                           ============   ==============   =============   ==============
                                                                      CLASS I*
                                                           -----------------------------
Shares sold.........................................            146,665   $    2,310,462
Shares redeemed.....................................             (2,027)         (30,063)
                                                           ------------   --------------
   Net increase.....................................            144,638   $    2,280,399
                                                           ============   ==============

----------

*     From the commencement of offering Class I Shares on January 11, 2008.

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

On a separate matter, in August 2008, the Adviser made an offer to the staff of the SEC to settle a previously disclosed matter concerning compliance with
Section 19(a) and Rule 19a-1 of the 1940 Act by two closed-end funds managed by the Adviser. These provisions require registered investment companies to provide written statements to shareholders when a distribution is made in the nature of a dividend from a source other than net investment income. While the two funds sent annual statements and provided other materials containing this information, the funds did not send the notices required by Rule 19a-1 to shareholders with each distribution in 2002 and 2003. The Adviser believes that the funds have been in compliance with Rule 19a-1 since that time. The Adviser believes that the settlement would have no effect on the funds or any material adverse effect on the Adviser or its ability to manage the funds. This offer of settlement is subject to final agreement regarding the specific language of the SEC's administrative order and other settlement documents and approval by the SEC.

                           THE GABELLI VALUE FUND INC.

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), contemplates that the Board of Directors (the "Board") of The Gabelli Value Fund Inc. (the "Fund"), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Board Members"), are required to annually review and re-approve the terms of the Fund's existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the "Advisory Agreement") with Gabelli Funds, LLC (the "Adviser") for the Fund.

More specifically, at a meeting held on February 28, 2008, the Independent Board Members, meeting in executive session with their counsel, reviewed the written and oral information that had been made available, and considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1. NATURE, EXTENT, AND QUALITY OF SERVICES. The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors and other services. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

2. INVESTMENT PERFORMANCE OF THE FUND AND ADVISER. The Independent Board Members considered investment performance for the Fund over various periods of time as compared with the performance of such Fund's Lipper peer group and concluded that the Adviser was delivering satisfactory performance results over the long term consistent with the long-term investment strategies being pursued by the Fund.

3. COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

(a) COSTS OF SERVICES TO FUND: FEES AND EXPENSES. The Independent Board Members considered the Fund's management fee rate and expense ratio relative to industry averages for the Fund's peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Agreement are much more extensive than those under the advisory agreements for non-fund clients.

(b) PROFITABILITY AND COSTS OF SERVICES TO ADVISER. The Independent Board Members considered the Adviser's overall profitability and costs and proforma estimates of the Adviser's profitability and costs attributable to the Fund. With regard to the Adviser, that information was prorated (i) assuming the Fund was part of the Gabelli/GAMCO fund complex and (ii) assuming the Fund constituted the Adviser's only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to recently enacted regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the Adviser's profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Fund.

4. EXTENT OF ECONOMIES OF SCALE AS FUND GROWS. The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale.

5. WHETHER FEE LEVELS REFLECT ECONOMIES OF SCALE. The Independent Board Members also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist and concluded that it currently was reasonable.

6. OTHER RELEVANT CONSIDERATIONS.

(a) ADVISER PERSONNEL AND METHODS. The Independent Board Members considered the size, education, and experience of the Adviser's staff, the Adviser's fundamental research capabilities, and the Adviser's approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(b) OTHER BENEFITS TO THE ADVISER. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members concluded that potential "fall-out" benefits that the Adviser and its affiliates may receive, such as brokerage commissions paid to an affiliated broker, greater name recognition, or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund. The Independent Board Members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker, and that the affiliated broker received distribution fees and commissions from the Fund, and the Adviser received a moderate amount of soft dollar benefits (but no third party research services) from unaffiliated brokers through the Fund's portfolio brokerage.

CONCLUSIONS. In considering the Agreement, the Independent Board Members did not identify any factor as all important or all controlling and instead considered these factors collectively in light of the Fund's surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance at reasonable fees and, therefore, re-approval of the Agreement was in the best interests of the Fund and its shareholders. As a part of its decision-making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment management fee schedule. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser consistent with its investment objectives and policies.

                           THE GABELLI VALUE FUND INC.
                              One Corporate Center
                            Rye, New York 10580-422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

               Mario J. Gabelli, CFA           Anthony R. Pustorino
               Chairman and Chief              Certified Public Accountant,
               Executive Officer               Professor Emeritus
               GAMCO Investors, Inc.           Pace University

               Anthony J. Colavita             Werner J. Roeder, MD
               Attorney-at-Law                 Medical Director
               Anthony J. Colavita, P.C.       Lawrence Hospital

               Robert J. Morrissey
               Attorney-at-Law
               Morrissey, Hawkins & Lynch

                                     OFFICERS

               Bruce N. Alpert                 Peter D. Goldstein
               President and Secretary         Chief Compliance Officer

               Agnes Mullady
               Treasurer

                                    CUSTODIAN
                           The Bank of New York Mellon

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                          Willkie Farr & Gallagher LLP

                                   DISTRIBUTOR
                            Gabelli & Company, Inc.

This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB409Q208SR

                               [GRAPHIC]

THE GABELLI VALUE FUND INC.



                                                              SEMI ANNUAL REPORT
                                                                   JUNE 30, 2008

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    The Gabelli Value Fund Inc.
               -----------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     9/3/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.